Income Tax (Schedule of Income Tax on Operating Profit) (Details)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Income Tax
Income from continuing operations for the years ended December 31	$ (255,100,000)	(288,416,000,000)	926,053,000,000	1,786,785,000,000
Statutory tax rates	24.20%	24.20%	24.20%	27.50%
Prima facie tax calculated at a statutory tax rate		(69,797,000,000)	224,105,000,000	491,366,000,000
Income not assessable for tax purposes		(35,290,000,000)	(59,999,000,000)	(138,343,000,000)
Expenses not deductible for tax purposes		68,468,000,000	35,184,000,000	168,944,000,000
Taxation on outside basis		18,050,000,000	3,045,000,000	27,372,000,000
Adjustment for overseas tax rates		(15,374,000,000)	(5,980,000,000)	24,925,000,000
Change in statutory tax rate		(28,209,000,000)	13,997,000,000	(53,524,000,000)
Increase in valuation allowance		(3,793,000,000)	6,484,000,000	(19,760,000,000)
Korean government tax assessment		379,020,000,000	(15,059,000,000)	(42,805,000,000)
Others		(8,967,000,000)	5,707,000,000	(4,328,000,000)
Income tax expense	$ 268,980,000	304,108,000,000	207,484,000,000	453,847,000,000
Effective tax rate	(105.44%)	(105.44%)	22.40%	25.40%